UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

 SM

Citi
Connecticut Tax Free Reserves

SEMI-ANNUAL
REPORT

FEBRUARY 28, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

		CitiSM Connecticut Tax Free Reserves

	Semi - Annual Report • February 28, 2007

	What’s Inside	Letter from the Chairman	I

		Fund at a Glance	1

		Fund Expenses	2

		Schedule of Investments	4

		Statement of Assets and Liabilities	9

		Statement of Operations	10

		Statements of Changes in Net Assets	11

	Fund Objective	Financial Highlights	12

	To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, * preservation of capital and liquidity.	Notes to Financial Statements	15

		Additional Shareholder Information	24

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (“AMT”). Consult your personal tax adviser.

“Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposit obligations of Citibank.

Letter From The Chairman

 R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

          After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike-the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “...the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

          During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February, as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the six months ended February 28, 2007, two-year Treasury yields moved from 4.79% to 4.65%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.56%. The yields available from tax-free money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

CitiSM Connecticut Tax Free Reserves	I

Performance Review

As of February 28, 2007, the seven-day current yield for Class N shares of the CitiSM Connecticut Tax Free Reserves was 2.99% and its seven-day effective yield, which reflects compounding, was 3.03%.1

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.79% and the seven-day effective yield would have been 2.83%.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

CitiSM Connecticut Tax Free Reserves Yields as of February 28, 2007 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

CitiSM Connecticut Tax Free Reserves — Class N Shares	2.99%	3.03%

Western Asset Connecticut Money Market Class A Shares*	2.99%	3.03%

Western Asset Connecticut Money Market Class I Shares*	3.09%	3.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements and/or waivers, the seven-day current yield for Class N shares would have been 2.79% and the seven-day effective yield would have been 2.83%. Absent these reimbursements or waivers, the seven-day current yield for Western Asset Connecticut Money Market Class A shares and Class I shares would have been 2.94% and 3.05%, respectively, and the seven-day effective yield would have been 2.98% and 3.09%, respectively.

*

As of the close of business on April 13, 2007, Smith Barney Connecticut Money Market Portfolio Class A shares and Class I shares were renamed Western Asset Connecticut Money Market Class A shares and Class I shares, respectively. On November 20, 2006, Class Y shares were renamed Class I shares.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	CitiSM Connecticut Tax Free Reserves

Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

CitiSM Connecticut Tax Free Reserves	III

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report. As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	CitiSM Connecticut Tax Free Reserves

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

February 28, 2007

Hospitals

   26.7%

   23.6%

   17.3%

  10.4%

  7.1%

   4.6%

1.2%

3.7%

1.6%

1.2%

  1.2%

0.8%

0.3%

0.3%

General Obligation

Education

Transportation

Utilities

Tax Allocation

Miscellaneous

Finance

Water & Sewer

Pollution Control

Industrial Development

Housing: Single-Family

Housing: Multi-Family

Public Facilities

0.0%

10.0%

20.0%

30.0%

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)

CitiSM Connecticut Tax Free Reserves Class N	1.46%	$1,000	$1,014.60	0.60%	$3.00

Western Asset Connecticut Money Market Class A(5)	1.46	1,000	1,014.60	0.60	3.00

Western Asset Connecticut Money Market Class I(6)	1.51	1,000	1,015.10	0.50	2.50

(1)	For the six months ended February 28, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

(6)

On November 20, 2006, Class Y shares were renamed Class I shares. As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

2	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

CitiSM Connecticut Tax Free Reserves Class N	5.00%	$1,000.00	$1,021.82	0.60%	$3.01

Western Asset Connecticut Money Market Class A(4)	5.00	1,000.00	1,021.82	0.60	3.01

Western Asset Connecticut Money Market Class I(5)	5.00	1,000.00	1,022.32	0.50	2.51

(1)	For the six months ended February 28, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

(5)

On November 20, 2006, Class Y shares were renamed Class I shares. As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	3

Schedule of Investments (February 28, 2007) (unaudited)
CITI CONNECTICUT TAX FREE RESERVES

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 100.3%
Education — 17.3%
		Connecticut State, HEFA Revenue:
$10,024,000	A-1+	Avon Old Farms School, Series A, LOC-Bank of America, 3.650%, 3/1/07 (a)	$10,024,000
1,340,000	A-1+	Quinnipiac University, Series G, LOC-JPMorgan Chase, 3.560%, 3/1/07 (a)	1,340,000
3,200,000	VMIG1(b)	Ridgefield Academy, Series A, LOC-Bank of America, 3.650%, 3/1/07 (a)	3,200,000
3,800,000	A-1+	Sacred Heart University, Series F, LOC-Bank of America, 3.650%, 3/1/07 (a)	3,800,000
7,445,000	A-1+	University of New Haven, Series G, LOC-Wachovia Bank, 3.650%, 3/1/07 (a)	7,445,000
4,590,000	A-1+	Washington Montessori School, Series A, LOC-Wachovia Bank, 3.650%, 3/1/07 (a)	4,590,000
		Yale University:
8,000,000	A-1+	Series U, 3.420%, 3/7/07 (a)	8,000,000
8,200,000	A-1+	Series V-1, 3.620%, 3/1/07 (a)	8,200,000
7,375,000	A-1+	Series V-2, 3.620%, 3/1/07 (a)	7,375,000
4,425,000	A-1+	Series X-3, 3.620%, 3/1/07 (a)	4,425,000
3,500,000	A-1+	Series Y-2, 3.620%, 3/1/07 (a)	3,500,000
1,000,000	F1+(c)	University of Connecticut, P Float PA 1255, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.670%, 3/1/07 (a)	1,000,000
		University of Puerto Rico Revenue:
5,475,000	A-1+	Municipal Trust Recipients, Series SG-21, LIQ- Societe Generale, 3.640%, 3/1/07 (a)	5,475,000
2,070,000	AAA	Refunding, Series N, MBIA-Insured, 6.250% due 6/1/07	2,083,662

		Total Education	70,457,662

Finance — 1.6%
6,665,000	A-1+	Puerto Rico Public Finance Corp., Series PA-579, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.640%, 3/1/07 (a)	6,665,000

General Obligation — 23.7%
		Connecticut State, GO:
990,000	F1+(c)	PT 1588, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.670%, 3/1/07 (a)	990,000
12,000,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.650%, 3/1/07 (a)	12,000,000
4,550,000	A-1+	Series A-1, SPA-Dexia Credit Local, 3.510%, 3/1/07 (a)	4,550,000
1,200,000	NR	Darien, CT, GO, BAN, 4.000% due 8/1/07	1,202,556
3,900,000	NR	Easton, CT, GO, BAN, 4.000% due 2/7/08	3,918,743
10,000,000	NR	Hartford County, CT, Metropolitan District, GO, BAN, 4.500% due 3/15/07	10,003,295
3,175,000	MIG1(b)	Litchfield, CT, GO, BAN, 4.000% due 2/12/08	3,189,904
3,435,000	A-1+	New Britain, CT, GO, Series B, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.550%, 3/7/07 (a)	3,435,000
4,500,000	NR	New Haven, CT, GO, 3.480% due 4/4/07	4,500,000
1,925,000	MIG1(b)	North Haven, CT, GO, BAN, 4.250% due 1/22/08	1,936,811

See Notes to Financial Statements.

4	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

General Obligation — 23.7% (continued)
		Puerto Rico MFA, GO:
$4,000,000	VMIG1(b)	Floater Certificates, Series 225, FSA-Insured, 3.640%, 3/1/07 (a)	$4,000,000
2,400,000	A-1+	PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.640%, 3/1/07 (a)	2,400,000
2,000,000	AAA	Series B, FSA Insured, 5.500% due 8/1/07	2,017,155
		Regional School District:
5,175,000	MIG1(b)	Number 05, GO, BAN, State Aid Withholding, 4.250% due 11/28/07	5,202,185
3,485,000	NR	Number 10, GO, BAN, 4.500% due 8/13/07	3,497,448
5,000,000	NR	Stonington, CT, GO, BAN, 4.000% due 7/10/07	5,009,813
4,500,000	NR	Thompson, CT, GO, BAN, 4.500% due 3/15/07	4,501,634
3,080,000	NR	Tolland, CT, GO, BAN, 4.000% due 9/14/07	3,087,638
20,986,000	MIG1(b)	Vernon, CT, GO, BAN, 4.000% due 2/14/08	21,077,208

		Total General Obligation	96,519,390

Hospitals — 26.8%
		Connecticut State:
3,720,000	VMIG1(b)	Development Authority Healthcare Revenue, Corporation Independent Living Project, LOC-JPMorgan Chase, 3.500%, 3/7/07 (a)	3,720,000
		HEFA Revenue:
2,715,000	VMIG1(b)	Charlotte Hungerford, Series C, LOC-Bank of America, 3.650%, 3/1/07 (a)	2,715,000
8,500,000	A-1	Covenant Retirement, Series A, LOC-LaSalle Bank NA, 3.600%, 3/1/07 (a)	8,500,000
11,015,000	A-1+	Eastern Connecticut Health, Series B, LOC-Sovereign Bank & Comerica Bank, 3.670%, 3/1/07 (a)	11,015,000
7,400,000	A-1+	Gaylord Hospital Issue, Series A, LOC-Bank of America, 3.500%, 3/7/07 (a)	7,400,000
3,385,000	A-1+	Hartford Hospital Series B, LOC-Bank of America, 3.500%, 3/7/07 (a)	3,385,000
10,950,000	A-1+	Health Care Capital Asset, Series A-1, LOC-Bank of America, 3.500%, 3/7/07 (a)	10,950,000
5,220,000	A-1+	Hospital of St Raphael, Series M, LOC-KBC Bank, 3.470%, 3/7/07 (a)	5,220,000
4,105,000	A-1+	Marvelwood School Issue, Series A, LOC-Wachovia Bank, 3.650%, 3/1/07 (a)	4,105,000
3,485,000	A-1+	Refunding, United Methodist Home, Series A, LOC-Wachovia Bank, 3.650%, 3/1/07 (a)	3,485,000
9,075,000	VMIG1(b)	Summerwood University Park, Series A, LOC-Toronto-Dominion Bank, 3.430%, 3/7/07 (a)	9,075,000
10,800,000	VMIG1(b)	Updates-Edgehill, Series C, LOC-KBC Bank NV, 3.540%, 3/1/07 (a)	10,800,000
13,750,000	A-1+	Wesleyan University, Series F, SPA-JPMorgan Chase, 3.500%, 3/7/07 (a)	13,750,000
15,000,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, 3.650%, 3/1/07 (a)	15,000,000

		Total Hospitals	109,120,000

Housing: Multi-Family — 0.3%
1,005,000	A-1+	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing Underwood Tower Project, FSA-Insured, SPA-Societe Generale, 3.650%, 3/1/07 (a)	1,005,000

See Notes to Financial Statements.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	5

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Housing: Single Family — 0.8%
		Connecticut State, HFA:
		Housing Mortgage Finance Program:
$1,693,000	A-1+	Series D-RMKT, 3.580%, 3/7/07 (a)(d)	$1,693,000
550,000	A-1+	Subordinated Series B-2, AMBAC-Insured, SPA-Depfa Bank PLC, 3.660%, 3/1/07 (a)(d)	550,000
900,000	A-1+	Mortgage Housing Finance, Subordinated Series B-2, AMBAC-Insured, SPA-Depfa Bank PLC, 3.660%, 3/1/07 (a)(d)	900,000

		Total Housing: Single Family	3,143,000

Industrial Development — 1.2%
		Connecticut State Development Authority, IDR:
2,400,000	AAA	Northeast Foods Inc. Project, LOC-Bank of America, 3.700%, 3/1/07 (a)(d)	2,400,000
2,415,000	A-1+	Wyre Wynd Corp. Project, LOC-Bank of America, 3.550%, 3/7/07 (a)(d)	2,415,000

		Total Industrial Development	4,815,000

Miscellaneous — 3.7%
		Commonwealth of Puerto Rico:
6,485,000	A-1+	P-Floats PA-944, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.640%, 3/1/07 (a)	6,485,000
550,000	A-1+	Refunding, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 3.340%, 3/7/07 (a)	550,000
8,000,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.520%, 3/7/07 (a)	8,000,000

		Total Miscellaneous	15,035,000

Pollution Control — 1.2%
5,000,000	A-1+	Sublette County, WY, PCR, Exxon Project, Series A, 3.600%, 3/1/07 (a)(d)	5,000,000

Public Facilities — 0.3%
1,200,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority Revenue, Refunding, National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	1,200,000

Tax Allocation — 4.6%
10,000,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	10,040,292
8,840,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Refunding, Transportation Infrastructure-1, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.530%, 3/7/07 (a)	8,840,000

		Total Tax Allocation	18,880,292

Transportation — 10.5%
2,190,000	AAA	Connecticut State Airport Revenue, Bradley International Airport, FGIC-Insured, 5.000% due 10/1/07	2,208,349
8,700,000	A-1+	Connecticut State, Special Tax Obligation Revenue, PT-368, FGIC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.670%, 3/1/07 (a)	8,700,000

See Notes to Financial Statements.

6	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Transportation — 10.5% (continued)
		Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
$1,720,000	A-1	PA-548R, MBIA-IBC-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.640%, 3/1/07 (a)	$1,720,000
7,015,000	A-1+	Putters-Series 246, FSA-Insured, LIQ-JPMorgan Chase, 3.650%, 3/1/07 (a)	7,015,000
5,000,000	A-1	Series 586, FSA-Insured, LIQ-Morgan Stanley, 3.640%, 3/1/07 (a)	5,000,000
		Puerto Rico Public Finance Corp., MSTC:
8,400,000	A-1	Class A, Series 2001-128, FGIC-Insured, LIQ-Bear Stearns Capital Markets, 3.630%, 3/1/07 (a)(d)(e)	8,400,000
9,545,000	A-1	Series 2000-102 Certificate, Class A, AMBAC-Insured, LIQ-Bear Stearns Capital Markets, 3.510%, 3/7/07 (a)(e)	9,545,000

		Total Transportation	42,588,349

Utilities — 7.1%
8,000,000	A-1+	Collier County, FL, IDA, IDR, Avenue Maria Utility Co. Project, LOC-SunTrust Bank, 3.570%, 3/7/07 (a)(d)	8,000,000
20,900,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.510%, 3/7/07 (a)	20,900,000

		Total Utilities	28,900,000

Water & Sewer — 1.2%
5,000,000	A-1+	New Britain, CT, Revenue, AMBAC-Insured, SPA-Bank of Nova Scotia Trust Company, 3.550%, 3/7/07 (a)	5,000,000

		TOTAL INVESTMENTS — 100.3% (Cost — $408,328,693#)	408,328,693
		Liabilities in Excess of Other Assets — (0.3)%	(1,233,646)

		TOTAL NET ASSETS — 100.0%	$407,095,047

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Rating by Fitch Ratings Service.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation	LIQ	— Liquidity Facility
BAN	— Bond Anticipation Notes	LOC	— Letter of Credit
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Investors Assurance Corporation
FSA	— Financial Security Assurance	MFA	— Municipal Finance Authority
GO	— General Obligation	MSTC	— Municipal Securities Trust Certificates
HEFA	— Health & Educational Facilities Authority	PART	— Partnership Structure
HFA	— Housing Finance Authority	PCR	— Pollution Control Revenue
IBC	— Insured Bond Certificates	SPA	— Standby Bond Purchase Agreement
IDA	— Industrial Development Authority	TRAN	— Tax and Revenue Anticipation Notes
IDR	— Industrial Development Revenue

See Notes to Financial Statements.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	7

Short-Term Security Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

8	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$408,328,693
Cash	21,635
Interest receivable	2,384,758
Receivable for Fund shares sold	1,172,872
Receivable from manager	6,919
Prepaid expenses	23,528

Total Assets	411,938,405

LIABILITIES:
Payable for Fund shares repurchased	2,132,362
Payable for securities purchased	2,116,365
Distributions payable	362,581
Investment management fee payable	138,983
Distribution fees payable	28,220
Trustees’ fees payable	16,195
Litigation fees payable (Note 7)	2,575
Accrued expenses	46,077

Total Liabilities	4,843,358

Total Net Assets	$407,095,047

NET ASSETS:
Par value (Note 5)	$4,071
Paid-in capital in excess of par value	407,059,049
Overdistributed net investment income	(176)
Accumulated net realized gain on investments	32,103

Total Net Assets	$407,095,047

Shares Outstanding:
Class N	150,068,312

Western Asset Connecticut Money Market Class A†	224,090,808

Western Asset Connecticut Money Market Class I‡	32,904,000

Net Asset Value:
Class N	$1.00

Western Asset Connecticut Money Market Class A†	$1.00

Western Asset Connecticut Money Market Class I‡	$1.00

†	On April 13, 2007, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

‡

As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares. On November 20, 2006, Smith Barney Connecticut Money Market Portfolio Class Y shares were renamed Smith Barney Connecticut Money Market Portfolio Class I shares.

See Notes to Financial Statements.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	9

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$6,428,825

EXPENSES:
Investment management fee (Note 2)	818,409
Distribution fees (Notes 2 and 3)	264,045
Litigation fees (Note 7)	75,055
Trustees’ fees (Notes 2 and 9)	38,362
Legal fees	21,601
Registration fees	19,978
Restructuring fees (Note 9)	16,170
Audit and tax	13,041
Insurance	3,679
Custody fees	1,535
Shareholder reports (Note 3)	820
Transfer agent fees (Note 3)	180
Miscellaneous expenses	3,139

Total Expenses	1,276,014
Less: Fee waivers and/or expense reimbursements (Notes 2, 3, 7 and 9)	(181,580)
Fees paid indirectly (Note 1)	(1,463)

Net Expenses	1,092,971

Net Investment Income	5,335,854

Net Realized Gain From Investment Transactions	32,103

Increase in Net Assets From Operations	$5,367,957

See Notes to Financial Statements.

10	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited)
and the year ended August 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$5,335,854	$7,718,544
Net realized gain	32,103	15,544

Increase in Net Assets From Operations	5,367,957	7,734,088

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(5,336,030)	(7,718,544)
Net realized gains	(10,164)	—

Decrease in Net Assets From Distributions to Shareholders	(5,346,194)	(7,718,544)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	610,266,412	1,179,068,785
Reinvestment of distributions	3,090,921	4,149,128
Cost of shares repurchased	(556,687,935)	(1,108,441,975)

Increase in Net Assets From Fund Share Transactions	56,669,398	74,775,938

Increase in Net Assets	56,691,161	74,791,482

NET ASSETS:
Beginning of period	350,403,886	275,612,404

End of period*	$407,095,047	$350,403,886

*Includes overdistributed net investment income of:	$(176)	—

See Notes to Financial Statements.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	11

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Citi Connecticut Tax Free Reserves
Class N Shares	2007(1)		2006		2005	2004		2003		2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.015		0.025		0.013	0.004		0.005		0.011
Net realized gain(2)	0.000		0.000		0.000	0.000		0.000		0.000

Total Income From Operations	0.015		0.025		0.013	0.004		0.005		0.011

Less Distributions From:
Net investment income	(0.015)		(0.025)		(0.013)	(0.004)		(0.005)		(0.011)
Net realized gain	(0.000	)(2)	—		—	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)

Total Distributions	(0.015)		(0.025)		(0.013)	(0.004)		(0.005)		(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return(3)	1.46%		2.48%		1.30%	0.37%		0.55%		1.10%

Net Assets, End of Period (000s)	$150,080		$134,764		$123,957	$139,922		$140,809		$167,541

Ratios to Average Net Assets:
Gross expenses	0.81	%(4)(5)(6)	0.83	%(6)	0.80%	0.81%		0.76%		0.83%
Net expenses(7)(8)(9)	0.61	(4)(5)	0.63		0.65	0.65		0.65		0.65
Net investment income	2.92	(5)	2.47		1.31	0.35		0.55		1.10

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees the gross and net expense ratios would have been 0.80% and 0.60%, respectively (Note 9).

(5)	Annualized.

(6)

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.77% and 0.78% for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses. Class N shares will not exceed 0.65%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	There was no impact to the expense ratio as result of fees paid indirectly.

See Notes to Financial Statements.

12	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Citi Connecticut Tax Free Reserves Western Asset Class A Shares(1)	2007(2)		2006		2005	2004		2003		2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.015		0.025		0.013	0.004		0.005		0.011
Net realized gain(3)	0.000		0.000		0.000	0.000		0.000		0.000

Total Income From Operations	0.015		0.025		0.013	0.004		0.005		0.011

Less Distributions From:
Net investment income	(0.015)		(0.025)		(0.013)	(0.004)		(0.005)		(0.011)
Net realized gain	(0.000	)(3)	—		—	(0.000	)(3)	(0.000	)(3)	(0.000	)(3)

Total Distributions	(0.015)		(0.025)		(0.013)	(0.004)		(0.005)		(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000		$1.000		$1.000

Total Return(4)	1.46%		2.50%		1.31%	0.36%		0.55%		1.09%

Net Assets, End of Period (000s)	$224,108		$179,301		$127,635	$105,705		$73,789		$66,122

Ratios to Average Net Assets:
Gross expenses	0.66	%(5)(6)(7)	0.67	% (7)	0.67%	0.66%		0.76%		0.83%
Net expenses(8)(9)(10)	0.61	(5)(6)	0.61		0.64	0.65		0.65		0.65
Net investment income	2.93	(6)	2.49		1.36	0.36		0.54		1.09

(1)	On April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

(2)	For the six months ended February 28, 2007 (unaudited).

(3)	Amount represents less than $0.001 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.65% and 0.60%, respectively (Note 9).

(6)	Annualized.

(7)

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.62% and 0.62% for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.

(8)

As a result of an expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses, Western Asset Connecticut Money Market Class A shares will not exceed 0.65%.

(9)	Reflects fee waivers and/or expense reimbursements.

(10)	There was no impact to the expense ratio as result of fees paid indirectly.

See Notes to Financial Statements.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Citi Connecticut Tax Free Reserves Western Asset Class I Shares(1)(2)	2007(3)		2006		2005	2004(4)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.015		0.026		0.014	0.003
Net realized gain(5)	0.000		0.000		0.000	0.000

Total Income From Operations	0.015		0.026		0.014	0.003

Less Distributions From:
Net investment income	(0.015)		(0.026)		(0.014)	(0.003)
Net realized gain	0.000	(5)	—		—	—

Total Distributions	(0.015)		(0.026)		(0.014)	(0.003)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000

Total Return(6)	1.51%		2.61%		1.43%	0.35%

Net Assets, End of Period (000s)	$32,907		$36,339		$24,020	$31,521

Ratios to Average Net Assets:
Gross expenses	0.55	%(7)(8)(9)	0.57	%(9)	0.52%	0.56	%(8)
Net expenses(10)(11)(12)	0.51	(7)(8)	0.50		0.52	0.55	(8)
Net investment income	3.03	(7)(8)	2.58		1.40	0.48	(8)

(1)	On April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

(2)	As of November 20, 2006, Smith Barney Connecticut Money Market Portfolio Class Y shares were renamed Smith Barney Connecticut Money Market Portfolio Class I shares.

(3)	For the six months ended February 28, 2007 (unaudited).

(4)	For the period December 3, 2003 (commencement of operations) to August 31, 2004.

(5)	Amount represents less than $0.001 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.50%, respectively (Note 9).

(8)	Annualized.

(9)

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.52% and 0.51% for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.

(10)

As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extra-ordinary expenses, of Western Asset Connecticut Money Market Class I shares will not exceed 0.55%.

(11)	Reflects fee waivers and/or expense reimbursements.

(12)	There was no impact to the expense ratio as result of fees paid indirectly.

See Notes to Financial Statements.

14	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

          Effective as of close of business, April 13, 2007, the Fund is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust is registered under the 1940 Act, an open-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Connecticut.

          (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

          (d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

          (e) Class Accounting. Investment income, common expenses and realized/unrealized gain on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

          (f) Fees Paid Indirectly. The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

          (g) Distributions to Shareholders. Distributions on the shares of the Fund are declared each business day, as of 12:00 noon Eastern Time, to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

          (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason Inc. (“Legg Mason”).

          Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended February 28, 2007, the Fund had voluntary expense limitations in place of 0.65%, 0.65% and 0.55% for Class N, Western Asset Class A and Western Asset Class I, respectively. During the six months ended February 28, 2007, the

16	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Fund was reimbursed for litigation fees expenses in the amount of $75,055 and for other expenses in the amount of $6,919.

          Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

          The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Legg Mason, all of whom receive remuneration for their services to the Fund from the Legg Mason or its affiliates.

          During a special meeting in June 2006 the Fund’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees and 75 for all future Trustees and to allow current Trustees to elect to retire as of the date on which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Fund) will pay a pro rata share (based upon asset size) of such benefits as of February 28, 2007, the Fund’s allocable share of benefits under this amendment are $8,067.

          Under the previous Retirement Plan (the “Plan”), all Trustees, who were not “interested persons” of the Fund, within the meaning of the 1940 Act were required to retire from the Board as of the last day of the calendar year in which the applicable Trustees attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 Plan and under that plan, the Fund pays a distribution fee with respect to its Class N and Western Asset Connecticut Money Market Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

          For the six months ended February 28, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Reports Expense

Class N(1)	$166,010	$66	$299
Western Asset Connecticut Money Market Portfolio Class A(2)	98,035	97	442
Western Asset Connecticut Money Market Portfolio Class I(3)	—	17	79

Total	$264,045	$180	$820

(1)	CGM and LMIS waived a portion of their distribution fees Class N amounting to $99,606.

(2)	On April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Portfolio Class A shares.

(3)

On November 20, 2006, Smth Barney Connecticut Money Market Portfolio Class Y shares were renamed Smith Barney Connecticut Money Market Portfolio Class I shares. As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

4.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006

Net Investment Income:
Class N	$1,941,005	$3,337,939
Western Asset Connecticut Money Market Class A(1)	2,867,717	3,706,355
Western Asset Connecticut Money Market Class I(2)	527,308	674,250

Total	$5,336,030	$7,718,544

Net Realized Gains:
Class N	$3,631	—
Western Asset Connecticut Money Market Class A(1)	5,472	—
Western Asset Connecticut Money Market Class I(2)	1,061	—

Total	$10,164

(1)	On April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

(2)

On November 20, 2006, Smith Barney Connecticut Money Market Portfolio Class Y shares were renamed Smith Barney Connecticut Money Market Portfolio Class I shares. As of April 13, 2007, close of business, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

18	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest with par value $0.00001 per share.

          Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006

Class N
Shares sold	141,091,807	306,567,571
Shares issued on reinvestment	334,292	537,933
Shares repurchased	(126,118,269)	(296,306,367)

Net Increase	15,307,830	10,799,137

Western Asset Connecticut Money Market Class A(1)
Shares sold	441,458,605	801,258,714
Shares issued on reinvestment	2,756,629	3,611,195
Shares repurchased	(399,419,666)	(753,210,934)

Net Increase	44,795,568	51,658,975

Western Asset Connecticut Money Market Class I(2)
Shares sold	27,716,000	71,242,500
Shares repurchased	(31,150,000)	(58,924,674)

Net Increase (Decrease)	(3,434,000)	12,317,826

(1)	On April 13, 2007, Smith Barney Connecticut Money Market Portfolio Class A shares were renamed Western Asset Connecticut Money Market Class A shares.

(2)

On November 20, 2006, Smith Barney Connecticut Money Market Portfolio Class Y shares were renamed Smith Barney Connecticut Money Market Portfolio Class I shares. As of April 13, 2007, Smith Barney Connecticut Money Market Portfolio Class I shares were renamed Western Asset Connecticut Money Market Class I shares.

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	19

Notes to Financial Statements (unaudited) (continued)

transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescis-

20	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

sion of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited) (continued)

to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, SBFM and SBAM believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of

22	CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

CitiSM Connecticut Tax Free Reserves 2007 Semi-Annual Report	23

Additional Shareholder Information (unaudited)

Results of Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld as well as the number of abstentions and broker non-votes to the following proposals: (1) Election Board Members and (2) Agreement and Plan of Reorganization.

1.	Election Board Members†

Nominees:	Votes For	Votes Against	Abstentions

Elliot J. Berv	1,185,010,996.520	57,962,846.620	0.000
A. Benton Cocanougher	1,186,281,691.720	56,692,151.420	0.000
Jane F. Dasher	1,186,937,939.980	56,035,903.160	0.000
Mark T. Finn	1,186,374,230.020	56,599,613.120	0.000
Rainer Greeven	1,185,908,977.710	57,064,865.430	0.000
Stephen Randolph Gross	1,184,358,816.740	58,615,026.400	0.000
Richard E. Hanson, Jr.	1,184,428,472.040	58,545,371.100	0.000
Diana R. Harrington	1,186,519,237.710	56,454,605.430	0.000
Susan M. Heilbron	1,186,471,865.790	56,501,977.350	0.000
Susan B. Kerley	1,185,253,930.210	57,719,912.930	0.000
Alan G. Merten	1,184,120,353.320	58,853,489.820	0.000
R. Richardson Pettit	1,186,490,630.290	56,483,212.850	0.000
R. Jay Gerken, CFA	1,185,172,416.110	57,801,427.030	0.000

†	Board members are elected by the Shareholders of all the series of the Trust, of which the Fund is a series.

2.	Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as a Series of a Maryland Business Trust	996,263,560.370	53,132,751.320	28,955,848.450	164,621,683.000

          On January 12, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following table provide the number of votes cast for, against, as well as the number of abstentions and broker non-votes as to the following proposal:

Revise Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Borrowing Money	150,638,093.940	21,800,516.550	10,606,109.330	2,362,616.000
Underwriting	152,371,715.050	20,178,530.440	10,494,474.330	2,362,616.000
Lending	152,469,021.260	20,077,526.280	10,498,172.280	2,362,616.000
Issuing Senior Securities	153,979,372.370	18,567,175.170	10,498,172.280	2,362,616.000
Real Estate	154,091,007.370	18,435,371.440	10,518,341.010	2,362,616.000
Commodities	154,004,080.200	18,430,832.340	10,609,807.280	2,362,616.000

24	CitiSM Connecticut Tax Free Reserves

CitiSM
Connecticut Tax Free Reserves

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners
   Fund Advisor, LLC

SUBADVISER
Western Asset Management
   Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
   Company

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

CitiSM
Connecticut Tax Free Reserves

The Fund is a separate investment fund of Legg Mason Partners Money Market Trust, a Maryland business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of CitiSM Connecticut Tax Free Reserves.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

© 2007 Legg Mason Investor Services, LLC
Member NASD, SIPC

CFA/RCT/207         SR07-311

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: May 4, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: May 4, 2007